Share-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
Weighted Average
	Options	Exercise Price
Outstanding - Beginning of 2021	3,758,910	$0.76
Granted	-	$-
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - March 31, 2021	3,758,910	$0.76

Exercisable at March, 31 2021	3,758,910	$0.76

Weighted average grant date fair value of options during year	-

Weighted average duration to expiration of outstanding options at March 31, 2021	4.3

		Weighted Average
	Options	Exercise Price

Outstanding - Beginning of 2019	-	$-
Granted	1,124,410	$0.77
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2019	1,124,410	$0.77

Granted	2,634,500	$0.75
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2020	3,758,910	$0.76

Exercisable at December 31, 2020	3,758,910	$0.76

Weighted average grant date fair value of options during year	2,634,500

Weighted average duration to expiration of outstanding options at December 31, 2020	4.6